Income Taxes (Details) - Schedule of Income Taxes at Statutory Rates - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Schedule of Income Taxes at Statutory Rates [Abstract]
Loss for the year	$ (1,499,742)	$ (1,501,683)	$ (2,310,655)	$ (1,326,889)			$ (10,512,157)	$ (22,473,192)
Income tax at federal statutory rate							(2,838,000)	(5,876,000)
Change in statutory, foreign tax, foreign exchange rates and other							536,000	(12,000)
Permanent differences							(218,000)	1,875,000
Share issue costs								370,000
Change in unrecognized deductible temporary differences							2,686,000	3,643,000
Other							(166,000)
Income tax expense